Loans from Shareholders - Schedule of Carrying Amount of the Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans From Shareholders
Opening balance, classified as a current liability	$ 611,925	$ 659,526
Less: Partial conversion of loans from shareholders	(350,000)
Plus: Exchange differences relating to loans from shareholders	48,552	(47,601)	$ 66,658
Closing balance, classified as a non-current liability	$ 310,477	$ 611,925